LEASES (Tables)	9 Months Ended
Oct. 31, 2019
LEASES
Schedule of future minimum payments under our operating lease

The future minimum payments under the Company’s operating lease as of October 31, 2019 are as follows (in thousands):

Operating Lease
Fiscal years ending January 31,
2020	$92
2021	372
2022	382
2023	392
2024	334
Total future minimum lease payments	1,572
Less: present value discount	(486)
Present value of operating lease liabilities	$1,086

Schedule of financing lease commitment

The following table summarizes the Company’s financing lease commitment as of October 31, 2019 (in thousands):

Financing Leases
Fiscal years ending January 31,
2020	$11
2021	43
2022	22
2023	5
Total	$81